Impairment of Non-Financial Assets (Tables)	12 Months Ended
Jun. 30, 2026
Impairment of Non-Financial Assets [Abstract]
Impairment of Non-Financial Assets

	2026 $’000	2025 $’000	2024 $’000
Reversal of impairment/(impairment and write down) of non-financial assets
Property, plant and equipment
Capital works in progress	3,621	(8,669)	(3,272)
Exploration and evaluation	–	–	(7,917)
Land and buildings	16,842	(16,367)	–
Mine properties	36,885	(43,895)	–
Plant and equipment	98,665	(106,681)	–
Total reversal of impairment/(impairment and write down) of non-financial assets	156,013	(175,612)	(11,189)

(1)	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.

Key Assumptions Used in the Determination of Fair Value less Cost of Disposal
Key assumptions (real)	31 December 2025 (1)	30 June 2025
Spodumene concentrate prices (US$ per tonne)	US$986 – US$1,775	US$655 – US$1,374
Foreign exchange rates (CAD/USD)	0.7200	0.7332
Unit operating costs (C$ per tonne)	C$597 – C$1,269	C$923 – C$1,231
Discount rate (post-tax)	10.0%	10.0%

(1)	For the half year ended 31 December 2025, the Group identified several indicators of impairment reversal for NAL, which subsequently led to an assessment of the carrying value of the NAL CGU. No indicators of impairment were present as at 30 June 2026 and therefore no impairment testing was performed at the end of the reporting period.